Deferred tax assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities
Deferred tax liabilities before offsetting	€ 8,581	€ 9,583
Deferred tax assets available for offset	(3,057)	(4,663)
Deferred tax liabilities	5,524	4,920
Deferred tax assets before offsetting (net of accumulated write-down provisions)	7,166	9,023
Deferred tax liabilities available for offset	(3,057)	(4,663)
Deferred tax assets	€ 4,109	€ 4,360